CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 50.4%	Shares	Value
Avantis Emerging Markets Value ETF	793,302	$36,634,687
Avantis International Small Cap Value ETF	712,475	48,077,813
Avantis Real Estate ETF (a)	1,196,216	52,508,141
Avantis U.S. Small Cap Value ETF	1,007,566	93,552,503
iShares Core MSCI International Developed Markets ETF	1,429,878	98,389,905
Vanguard FTSE Developed Markets ETF	1,940,330	99,092,653
Vanguard FTSE Emerging Markets ETF	1,259,166	56,322,495
TOTAL EXCHANGE TRADED FUNDS (Cost $449,526,415)		484,578,197

COMMON STOCKS - 49.4%
Advertising - 0.3%
Interpublic Group of Cos., Inc.	34,372	941,793
Omnicom Group, Inc.	18,918	1,565,653
		2,507,446

Aerospace & Defense - 1.8%
General Dynamics Corp.	14,739	3,723,071
Huntington Ingalls Industries, Inc.	1,984	348,351
L3Harris Technologies, Inc.	13,709	2,825,562
Lockheed Martin Corp.	12,288	5,534,146
Northrop Grumman Corp.	7,663	3,538,314
Textron, Inc.	18,227	1,362,104
		17,331,548

Agricultural & Farm Machinery - 0.1%
AGCO Corp.	2,536	245,916
Toro Co.	5,683	455,833
		701,749

Agricultural Products & Services - 0.2%
Archer-Daniels-Midland Co.	41,298	1,949,266
Ingredion, Inc.	2,932	382,948
		2,332,214

Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	10,827	1,100,240
Expeditors International of Washington, Inc.	15,105	1,772,723
United Parcel Service, Inc. - Class B	49,677	5,913,053
		8,786,016

Apparel, Accessories & Luxury Goods - 0.4%
Columbia Sportswear Co.	7,731	671,360
PVH Corp.	7,356	550,523

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 49.4% (CONTINUED)	Shares	Value
Apparel, Accessories & Luxury Goods - 0.4% (Continued)
Ralph Lauren Corp.	2,708	$734,247
Tapestry, Inc.	17,600	1,503,392
VF Corp.	16,420	409,351
		3,868,873

Application Software - 0.1%
Dropbox, Inc. - Class A (b)	20,455	531,421

Automotive Parts & Equipment - 0.1%
BorgWarner, Inc.	13,505	402,044
Gentex Corp.	24,364	592,532
		994,576

Automotive Retail - 1.1%
AutoNation, Inc. (b)	3,189	581,578
AutoZone, Inc. (b)	1,276	4,457,081
Murphy USA, Inc.	1,466	687,906
O'Reilly Automotive, Inc. (b)	3,317	4,556,364
Penske Automotive Group, Inc.	2,101	354,501
		10,637,430

Biotechnology - 1.9%
AbbVie, Inc.	31,743	6,635,239
Amgen, Inc.	19,682	6,063,237
Gilead Sciences, Inc.	50,837	5,811,178
		18,509,654

Broadcasting - 0.3%
Fox Corp. - Class A	21,963	1,265,069
Fox Corp. - Class B	12,933	699,287
Nexstar Media Group, Inc.	4,253	719,395
		2,683,751

Broadline Retail - 0.4%
Dillard's, Inc. - Class A	1,482	576,632
eBay, Inc.	42,711	2,765,110
Macy's, Inc.	42,678	612,429
		3,954,171

Building Products - 1.1%
A O Smith Corp.	11,446	760,930
Allegion PLC	3,818	491,415

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 49.4% (CONTINUED)	Shares	Value
Building Products - 1.1% (Continued)
Builders FirstSource, Inc. (b)	12,830	$1,783,242
Carlisle Cos., Inc.	4,171	1,421,310
Fortune Brands Innovations, Inc.	9,159	592,770
Johnson Controls International PLC	31,350	2,685,441
Masco Corp.	20,181	1,517,208
Owens Corning	5,724	881,725
		10,134,041

Cable & Satellite - 1.0%
Charter Communications, Inc. - Class A (b)	7,833	2,847,844
Comcast Corp. - Class A	175,548	6,298,662
		9,146,506

Cargo Ground Transportation - 0.1%
Landstar System, Inc.	3,447	547,384

Casinos & Gaming - 0.0%(c)
Boyd Gaming Corp.	6,034	460,153

Commodity Chemicals - 0.5%
Dow, Inc.	82,972	3,162,063
LyondellBasell Industries NV - Class A	26,562	2,040,758
		5,202,821

Communications Equipment - 0.7%
Cisco Systems, Inc.	108,217	6,937,792

Computer & Electronics Retail - 0.2%
Best Buy Co., Inc.	23,962	2,154,423

Construction & Engineering - 0.1%
AECOM	8,700	870,435

Construction Machinery & Heavy Transportation Equipment - 0.9%
Allison Transmission Holdings, Inc.	5,776	587,708
Caterpillar, Inc.	17,686	6,083,100
Cummins, Inc.	6,215	2,288,238
		8,959,046

Construction Materials - 0.1%
Eagle Materials, Inc.	2,165	489,745

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 49.4% (CONTINUED)	Shares	Value
Consumer Staples Merchandise Retail - 0.5%
Target Corp.	39,097	$4,857,411

Copper - 0.0%(c)
Southern Copper Corp.	5,210	463,302

Data Processing & Outsourced Services - 0.0%(c)
Genpact Ltd.	7,910	420,970

Distributors - 0.3%
Genuine Parts Co.	10,400	1,298,752
LKQ Corp.	24,923	1,051,501
Pool Corp.	1,558	540,626
		2,890,879

Education Services - 0.1%
Grand Canyon Education, Inc. (b)	3,505	630,269

Electrical Components & Equipment - 0.3%
Acuity Brands, Inc.	1,488	442,130
Emerson Electric Co.	23,758	2,889,210
		3,331,340

Electronic Manufacturing Services - 0.1%
Jabil, Inc.	4,488	695,281

Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	16,757	1,357,652
FMC Corp.	12,766	471,065
Mosaic Co.	33,628	804,382
Scotts Miracle-Gro Co.	6,015	352,299
		2,985,398

Food Distributors - 0.2%
Sysco Corp.	28,725	2,169,887

Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	40,112	843,957
Kroger Co.	31,471	2,039,950
		2,883,907

Footwear - 0.1%
Crocs, Inc. (b)	5,705	568,047

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 49.4% (CONTINUED)	Shares	Value
Forest Products - 0.1%
Louisiana-Pacific Corp.	6,889	$686,627

Gold - 0.3%
Newmont Corp.	70,368	3,014,565

Health Care Distributors - 0.9%
Cardinal Health, Inc.	21,180	2,742,386
McKesson Corp.	8,830	5,653,496
		8,395,882

Health Care Equipment - 0.7%
Hologic, Inc. (b)	12,897	817,541
Medtronic PLC	62,312	5,733,950
		6,551,491

Health Care Facilities - 0.6%
HCA Healthcare, Inc.	15,159	4,643,201
Universal Health Services, Inc. - Class B	4,487	786,347
		5,429,548

Health Care Services - 1.0%
Cigna Group	18,612	5,748,316
DaVita, Inc. (b)	4,671	690,747
Labcorp Holdings, Inc.	5,220	1,310,429
Premier, Inc. - Class A	36,410	661,934
Quest Diagnostics, Inc.	9,014	1,558,521
		9,969,947

Home Furnishings - 0.1%
Mohawk Industries, Inc. (b)	2,981	350,536
Somnigroup International, Inc.	9,672	617,847
		968,383

Home Improvement Retail - 1.4%
Home Depot, Inc.	19,472	7,722,595
Lowe's Cos., Inc.	23,211	5,771,183
		13,493,778

Homebuilding - 1.0%
DR Horton, Inc.	16,585	2,103,144
Lennar Corp. - Class A	21,083	2,522,159
Lennar Corp. - Class B	4,456	515,559

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 49.4% (CONTINUED)	Shares	Value
Homebuilding - 1.0% (Continued)
NVR, Inc. (b)	266	$1,927,324
PulteGroup, Inc.	17,334	1,790,256
Toll Brothers, Inc.	8,434	941,572
		9,800,014

Homefurnishing Retail - 0.2%
Williams-Sonoma, Inc.	7,699	1,498,071

Hotels, Resorts & Cruise Lines - 0.7%
Booking Holdings, Inc.	1,111	5,572,787
Marriott Vacations Worldwide Corp.	4,714	355,624
Travel + Leisure Co.	9,261	516,949
		6,445,360

Household Appliances - 0.1%
Whirlpool Corp.	6,994	711,919

Household Products - 1.9%
Clorox Co.	9,117	1,425,807
Colgate-Palmolive Co.	53,364	4,865,196
Kimberly-Clark Corp.	27,075	3,844,921
Procter & Gamble Co.	47,758	8,302,251
		18,438,175

Housewares & Specialties - 0.0%(c)
Newell Brands, Inc.	47,654	305,939

Human Resource & Employment Services - 0.1%
ManpowerGroup, Inc.	11,926	687,295
Robert Half, Inc.	12,479	737,384
		1,424,679

Industrial Conglomerates - 1.1%
3M Co.	35,365	5,485,819
Honeywell International, Inc.	25,167	5,357,802
		10,843,621

Industrial Machinery & Supplies & Components - 0.6%
Illinois Tool Works, Inc.	18,412	4,860,400
Lincoln Electric Holdings, Inc.	2,074	428,675
Snap-on, Inc.	2,725	929,688
		6,218,763

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 49.4% (CONTINUED)	Shares	Value
Integrated Oil & Gas - 1.9%
Chevron Corp.	45,669	$7,244,017
Exxon Mobil Corp.	80,932	9,010,160
Occidental Petroleum Corp.	49,686	2,426,664
		18,680,841

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	254,416	6,973,543

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	11,225	1,449,372

Internet Services & Infrastructure - 0.1%
VeriSign, Inc. (b)	6,015	1,430,848

IT Consulting & Other Services - 0.5%
Amdocs Ltd.	11,701	1,020,912
Cognizant Technology Solutions Corp. - Class A	35,287	2,940,466
DXC Technology Co. (b)	26,453	485,942
		4,447,320

Leisure Products - 0.1%
Brunswick Corp.	8,832	537,427

Life Sciences Tools & Services - 0.1%
Mettler-Toledo International, Inc. (b)	900	1,145,448

Managed Health Care - 0.7%
Centene Corp. (b)	45,974	2,673,848
Elevance Health, Inc.	10,667	4,233,519
		6,907,367

Metal, Glass & Plastic Containers - 0.1%
Crown Holdings, Inc.	5,904	529,176

Motorcycle Manufacturers - 0.0%(c)
Harley-Davidson, Inc.	11,169	287,713

Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	35,106	1,565,376
Halliburton Co.	35,632	939,616
		2,504,992

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 49.4% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 1.8%
Chord Energy Corp.	6,684	$763,981
Civitas Resources, Inc.	11,742	450,188
ConocoPhillips	58,272	5,777,669
Coterra Energy, Inc.	78,594	2,121,252
Devon Energy Corp.	62,894	2,278,021
EOG Resources, Inc.	41,981	5,329,068
Ovintiv, Inc.	19,544	849,382
		17,569,561

Oil & Gas Refining & Marketing - 1.6%
Marathon Petroleum Corp.	32,854	4,934,014
Phillips 66	41,527	5,385,637
Valero Energy Corp.	35,217	4,603,918
		14,923,569

Oil & Gas Storage & Transportation - 0.4%
Antero Midstream Corp.	34,761	589,199
Kinder Morgan, Inc.	113,364	3,072,164
		3,661,363

Other Specialty Retail - 0.4%
Bath & Body Works, Inc.	24,604	891,403
Dick's Sporting Goods, Inc.	4,451	1,001,920
Ulta Beauty, Inc. (b)	4,297	1,574,249
		3,467,572

Packaged Foods & Meats - 1.0%
Conagra Brands, Inc.	32,052	818,608
Flowers Foods, Inc.	25,122	470,786
General Mills, Inc.	52,120	3,159,515
Hormel Foods Corp.	14,428	413,074
J M Smucker Co.	8,421	930,773
Kraft Heinz Co.	74,309	2,282,029
Post Holdings, Inc. (b)	2,905	329,747
The Campbell's Co.	8,483	339,829
Tyson Foods, Inc. - Class A	19,460	1,193,676
		9,938,037

Paper & Plastic Packaging Products & Materials - 0.5%
Amcor PLC	117,744	1,191,569
International Paper Co.	37,260	2,099,601
Packaging Corp. of America	4,123	878,570

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 49.4% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.5% (Continued)
Sealed Air Corp.	7,556	$258,264
Sonoco Products Co.	7,587	362,811
		4,790,815

Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	95,404	5,687,986
Johnson & Johnson	50,735	8,372,290
Merck & Co., Inc.	63,342	5,843,299
Pfizer, Inc.	228,132	6,029,529
		25,933,104

Rail Transportation - 1.5%
CSX Corp.	160,069	5,123,809
Norfolk Southern Corp.	12,599	3,096,204
Union Pacific Corp.	24,719	6,097,930
		14,317,943

Research & Consulting Services - 0.1%
Booz Allen Hamilton Holding Corp.	6,048	641,451
KBR, Inc.	5,853	286,973
Science Applications International Corp.	4,828	476,958
		1,405,382

Restaurants - 0.8%
Darden Restaurants, Inc.	7,168	1,436,897
McDonald's Corp.	14,614	4,505,935
Yum! Brands, Inc.	14,137	2,210,603
		8,153,435

Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	23,814	3,764,279
Lam Research Corp.	68,479	5,255,078
Teradyne, Inc.	6,482	712,113
		9,731,470

Semiconductors - 0.6%
Analog Devices, Inc.	17,654	4,061,479
Qorvo, Inc. (b)	10,946	795,665
Skyworks Solutions, Inc.	14,821	987,968
		5,845,112

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 49.4% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 1.3%
Coca-Cola Co.	80,990	$5,767,298
Keurig Dr Pepper, Inc.	44,044	1,476,355
PepsiCo, Inc.	34,464	5,289,190
		12,532,843

Specialized Consumer Services - 0.2%
H&R Block, Inc.	15,562	848,285
Service Corp. International	10,211	827,091
		1,675,376

Specialty Chemicals - 0.2%
Eastman Chemical Co.	10,917	1,068,228
NewMarket Corp.	836	476,612
		1,544,840

Steel - 0.4%
Reliance, Inc.	4,985	1,481,343
Steel Dynamics, Inc.	15,964	2,156,257
		3,637,600

Systems Software - 0.0%(c)
Dolby Laboratories, Inc. - Class A	3,767	307,425

Technology Distributors - 0.2%
Arrow Electronics, Inc. (b)	5,875	634,911
CDW Corp./DE	4,930	878,526
		1,513,437

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	98,432	23,804,795
HP, Inc.	112,745	3,480,438
NetApp, Inc.	14,883	1,485,472
		28,770,705

Tobacco - 1.4%
Altria Group, Inc.	104,013	5,809,126
Philip Morris International, Inc.	49,067	7,619,124
		13,428,250

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 49.4% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.3%
Ferguson Enterprises, Inc.	14,755	$2,619,013
MSC Industrial Direct Co., Inc. - Class A	8,325	668,997
		3,288,010
TOTAL COMMON STOCKS (Cost $447,190,249)		475,164,544

REAL ESTATE INVESTMENT TRUSTS - 0.0%(c)
Other Specialized REITs - 0.0%(c)
Millrose Properties, Inc. (b)	6	137
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $129)		137

SHORT-TERM INVESTMENTS - 0.1%
Investments Purchased with Proceeds from Securities Lending - 0.0%(c)
First American Government Obligations Fund - Class X, 4.29% (d)	71,600	71,600

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.29% (d)	649,513	649,513
TOTAL SHORT-TERM INVESTMENTS (Cost $721,113)		721,113

TOTAL INVESTMENTS - 99.9% (Cost $897,437,906)		$960,463,991
Other Assets in Excess of Liabilities - 0.1%		800,642
TOTAL NET ASSETS - 100.0%		$961,264,633

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $70,232 which represented 0.0% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CCM GLOBAL EQUITY ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

CCM Global Equity ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$484,578,197	$—	$—	$484,578,197
Common Stocks	475,164,544	—	—	475,164,544
Real Estate Investment Trusts	137	—	—	137
Investment Purchased with Proceeds from Securities Lending	71,600	—	—	71,600
Money Market Funds	649,513	—	—	649,513
Total Investments	$960,463,991	$—	$—	$960,463,991

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.